Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement of level 3 financial assets and liabilities - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Assets:
Fair value Assets	$ 539,981
Equity Securities [Member]
Assets:
Fair value Assets	$ 149,292
Valuation Technique	Market approach
Unobservable Input	Multiple of EBITDA
Weighted Average	6.20x
Equity Securities [Member] | Minimum [Member]
Assets:
Range	5.50
Equity Securities [Member] | Maximum [Member]
Assets:
Range	8.00
Equity Securities [Member]
Assets:
Unobservable Input	Multiple of PV-10
Range	0.27
Weighted Average	0.27x
Equity Securities [Member]
Assets:
Unobservable Input	Market price of related security
Weighted Average	$2.98
Equity Securities [Member] | Minimum [Member]
Assets:
Range	$0.40
Equity Securities [Member] | Maximum [Member]
Assets:
Range	$30.15
Equity Securities [Member]
Assets:
Valuation Technique	Option pricing model
Unobservable Input	Annualized volatility
Weighted Average	0.54
Equity Securities [Member] | Minimum [Member]
Assets:
Range	0.34
Equity Securities [Member] | Maximum [Member]
Assets:
Range	1.11
Loans receivable at fair value [Member]
Assets:
Fair value Assets	$ 390,689
Valuation Technique	Discounted cash flow
Unobservable Input	Market interest rate
Weighted Average	16.7%
Loans receivable at fair value [Member] | Minimum [Member]
Assets:
Range	4.9%
Loans receivable at fair value [Member] | Maximum [Member]
Assets:
Range	37.5%
Loans receivable at fair value [Member]
Assets:
Valuation Technique	Market approach
Unobservable Input	Market price of related security
Range	$0.40
Weighted Average	$0.40
Mandatorily redeemable noncontrolling interests issued after November 5, 2003 [Member]
Liabilities:
Fair value Liabilities	$ 4,700
Valuation Technique	Market approach
Unobservable Input	Operating income multiple
Range	6.0
Weighted Average	6.0x